Related Parties - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiary of Common Parent | Credit Support Fees
Related Party Transaction [Line Items]
Expenses from transactions with related parties					$ 200	$ 1,500	$ 3,000
Subsidiary of Common Parent | Credit Support Fees | Discontinued Operations
Related Party Transaction [Line Items]
Expenses from transactions with related parties							$ 600
Principal Owner | Clinton Lease Agreement
Related Party Transaction [Line Items]
Expenses from transactions with related parties	$ 178	$ 153	$ 534	$ 459	$ 700	$ 100